Share capital and reserves (Disclosure of changes in warrants outstanding and weighted average exercise price) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Share Capital And Reserves [Abstract]
Number of warrants outstanding - beginning of year	1,624,293	2,456,415
Number of warrants granted	1,501,985	2,737,664
Number of warrants exercised	(865,458)	(2,820,836)
Number of warrants expired	(201,350)	(748,950)
Number of warrants outstanding - end of period	2,059,470	1,624,293
Weighted average exercise price - outstanding beginning of year	$ 1.18	$ 1.23
Weighted average exercise prices, warrants granted	2.01	1.49
Weighted average exercise prices, warrants exercised	1.51	0.83
Weighted average exercise prices, warrants expired	1.50	1.60
Weighted average exercise price - outstanding end of period	$ 1.62	$ 1.18